Net Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)		12 Months Ended
	Apr. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic and Diluted Loss Per Share [Abstract]
Income (loss) from continuing operations attributable to the Company		$ 24,770,704	$ (25,385,426)	$ 4,284,819
Preferred shares redemption value accretion		(21,702,737)	(495,088,038)	(340,080,000)
Fair value of ordinary shares issued to preferred shareholders		(513,080,828)
Fair value of ordinary share warrants issued to preferred shareholders		(15,600,000)
Excess carrying value of preferred shares repurchased	$ 38,093,537	38,093,537
Loss from continuing operations attributable to ordinary shareholders		$ (487,519,324)	$ (520,473,464)	$ (335,795,181)
Weighted-average shares outstanding - basic (in Shares)		396,999,679	138,828,900	137,965,591
Weighted-average shares outstanding - diluted (in Shares)		396,999,679	138,828,900	137,965,591
Basic earnings per share (in Dollars per share)		$ (1.23)	$ (3.75)	$ (2.43)
Diluted earnings per share (in Dollars per share)		$ (1.23)	$ (3.75)	$ (2.43)